Leases - Carrying amounts and movements of leases (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Right-of-use assets - Properties
Additions	R$ 4,502
Lease modification	(338)
Depreciation expense	(5,999)
Business combination	5,241
Balance at the end	21,631
Lease liabilities *
Additions	(4,502)
Lease modification	338
Business combination	(5,374)
Interest expense	(1,489)
Payments of lease liabilities	4,407
Interest paid	852
Balance at the end	R$ (25,857)
Average annual depreciation rate (as a percent)	23.70%
Rent expense from short-term leases and low-value assets	R$ 2,613